UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Goldman Capital Management Inc.
Address:       320 Park Ave.
               New York NY 10022

Form 13F File Number:  28-10731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Neal I Goldman
Title: President
Telephone: 212-415-7260

Signature, Place and Date of Signing:

Neal I Goldman, New York NY, May 14, 2009
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manger:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total:  43
Form 13F Information Table Value Total:  79,445


			                 Value	Shares/		Sh/		Put/	Invstmt	Discretion 	Voting Authority--------------------
Name of Issuer	               Title of	CUSIP	(x$1000)	Prn Amt		Prn	Call			Sole	Shared	None
 	                       Class	 	 	 		 		Sole	Shared	None

Abaxis Inc		  	COM	002567105	3922	227500	SH		227500			227500
Advanced Photonix Inc-Cl A	COM	00754E107	255	360000	SH		360000			360000
American Medical Alert Corp	COM	027904101	1377	270000	SH		270000			270000
American Safety Insurance Hold	COM	G02995101	4963	431123	SH		431123			431123
Cadiz Inc New			COM	12753207	2768	346800	SH		346800			346800
Columbia Laboratories Inc	COM	197779101	6708	4658123	SH		4658123			4658123
Digital Angel Corp		COM	25383A101	24	35000	SH		35000			35000
Dot Hill Sys Corp		COM	25848T109	2925	5044024	SH		5044024			5044024
Emrise Corp			COM	29246J101	83	49300	SH		49300			49300
Endocare Inc			COM	29264P203	465	774553	SH		774553			774553
Gametech International Inc	COM	36466D102	1030	817214	SH		817214			817214
Gp Strategies Corp		COM	36225V104	1869	525000	SH		525000			525000
Hi/Fn Inc			COM	428358105	634	160100	SH		160100			160100
Hypercom Corp			COM	44913M105	744	874500	SH		874500			874500
Imageware Systems Inc.		COM	452458108	216	1079614	SH		1079614			1079614
Imergent Inc			COM	45247Q100	4210	935551	SH		935551			935551
Lifetime Brands Inc		COM	53222Q103	1095	788000	SH		788000			788000
Liquidmetal Technologies Inc	COM	53634X100	66	411000	SH		411000			411000
Mdc Partners Inc New Cl A Subo	COM	552697104	6939	2107750	SH		2107750			2107750
Medical Nutrition USA Inc	COM	58461X107	1057	644283	SH		644283			644283
Mosys Inc			COM	619718109	4863	2587977	SH		2587977			2587977
Napco Security Systems Inc	COM	630402105	104	100000	SH		100000			100000
National Patent Development Co	COM	637132101	853	710600	SH		710600			710600
Nestor Inc New			COM	641074505	2	55000	SH		55000			55000
Nova Measuring Instruments Ltd	COM	M7516K103	668	941400	SH		941400			941400
Park City Group Inc New		COM	700215304	588	633811	SH		633811			633811
Penn Treaty American Corp New	COM	707874400	193	1611589	SH		1611589			1611589
Photomedex Inc			COM	719358103	2232	1092963	SH		1092963			1092963
Premd Inc			COM	74047Y105	1	183000	SH		183000			183000
Pure Bioscience			COM	746218106	728	377000	SH		377000			377000
Remedent Inc			COM	75954T104	60	85000	SH		85000			85000
Rewards Network Inc		COM	761557107	588	168100	SH		168100			168100
Scolr Pharma Inc		COM	78402X107	360	1199800	SH		1199800			1199800
Star Scientific Inc Com		COM	85517P101	16454	3844400	SH		3844400			3844400
Tegal Corporation		COM	879008209	61	55000	SH		55000			55000
Thomas Group Inc		COM	884402108	536	653956	SH		653956			653956
Travel Centers of America Inc	COM	894174101	699	382000	SH		382000			382000
Trinity Biotech Plc New ADR	COM	896438306	2922	1679477	SH		1679477			1679477
Trintech Group Plc		COM	896682200	112	102120	SH		102120			102120
Unigene Laboratories Inc	COM	904753100	770	1305000	SH		1305000			1305000
Universal Electronics Inc	COM	913483103	3837	212000	SH		212000			212000
Williams Controls Inc New	COM	969465608	215	43000	SH		43000			43000
World Fuel Services Corp	COM	981475106	1249	39500	SH		39500			39500


Total							79445